SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details)	12 Months Ended
Mar. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	$ 921,977
Additions for tax positions related to the current year	3,809
Balance at end of fiscal year	$ 925,786